Investments in Other Companies (Details) - Schedule of financial information of entities controls jointly - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Artikos Chile S. A. [Member]
Investments in Other Companies (Details) - Schedule of financial information of entities controls jointly [Line Items]
Current assets	$ 1,856	$ 1,701
Non-current assets	1,799	1,944
Total Assets	3,655	3,645
Current liabilities	1,108	1,083
Non-current liabilities		163
Total Liabilities	1,108	1,246
Equity	2,547	2,399
Total Liabilities and Equity	3,655	3,645
Operating income	3,632	3,643
Operating expenses	(2,534)	(2,452)
Other income (expenses)	4	11
Profit before tax	1,102	1,202
Income tax	3	46
Net income for the year	1,105	1,248
Servipag Ltda. [Member]
Investments in Other Companies (Details) - Schedule of financial information of entities controls jointly [Line Items]
Current assets	71,711	74,748
Non-current assets	16,102	18,005
Total Assets	87,813	92,753
Current liabilities	70,887	74,745
Non-current liabilities	3,658	5,716
Total Liabilities	74,545	80,461
Equity	13,268	12,292
Total Liabilities and Equity	87,813	92,753
Operating income	40,138	43,259
Operating expenses	(38,841)	(41,708)
Other income (expenses)	(31)	(315)
Profit before tax	1,266	1,236
Income tax	(290)	(343)
Net income for the year	$ 976	$ 893